Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [Abstract]
Schedule of Contract Liabilities

The Company has recognized the following revenue-related contract liabilities:

	December 31, 2024	December 31, 2023
	US$	US$
Contract liabilities	93,947	9,865

The movement of contract liabilities for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	US$	US$
Balance as of beginning	9,865	73,833
Additions (cash received or amounts billed in advance)	144,866	239,658
Transferred to revenue during the year	(55,703)	(304,097)
Foreign currency translation adjustment	(5,081)	471
Ending balance	93,947	9,865